Note 5 - Due to Related Parties (Tables)	3 Months Ended
Feb. 28, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	February 28, 2017	November 30, 2016
	$	$
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly	1,321,032	1,494,764